Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Values and Related Carrying Values of Debt Instruments
Fair value of our debt instruments is determined using Level 2 inputs. Fair values and related carrying values of our debt instruments are as follows:

	December 31, 2014		December 31, 2013
Dollars in thousands	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term Debt
6.75% Notes	$360,000	$270,000	$—	$—
7.50% Notes	225,000	180,000	225,000	236,250
9.125% Notes	—	—	425,000	446,250
Total	$585,000	$450,000	$650,000	$682,500